Credit from Banks and Others (Narratives) (Details) ₪ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)
Borrowings From Banks And Others [Line Items]
Total guarantees the Company provided including to an associated Company		$ 151		$ 151	$ 142
Limit Guarantees And Indemnities To Third Parties Up To Agreed Amount		550		550
Utilization of the securitization facility		$ 176		$ 176	$ 182
Net Debt Ebitda Under Securitization Agreements		4.75		4.75
Percentage of direct and indirect scope of sustainability performance targets				25.00%
Amount of securitization agreements with committed value				$ 300
Amount of securitization agreements with uncommitted value				$ 100
Percentage of voting rights		25.00%		25.00%
Financial covenant				$ 1,412
Group Of International Banks [Member]
Borrowings From Banks And Others [Line Items]
Revolving credit facility						$ 1,550
Debentures Series G [Member] | Israel, New Shekels | January/May 2020 [Member]
Borrowings From Banks And Others [Line Items]
Borrowings		$ 193		$ 193
Borrowings, maturity				2022- 2034
Repayments of bonds	₪ 15	4
Debentures (private offering) - 3 series [Member] | US Dollar [Member] | January 2014 [Member]
Borrowings From Banks And Others [Line Items]
Borrowings		$ 46		$ 46
Borrowings, maturity				January 2026
Repayments of bonds			$ 145